Document and Entity Information	Sep. 09, 2026
Document Information
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	AMERICAN HOMES 4 RENT
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36013
Entity Tax Identification Number	46-1229660
Entity Address, Address Line One	280 Pilot Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	805
Local Phone Number	413-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001562401
Amendment Flag	false
Class A common shares/units
Document Information
Title of 12(b) Security	Class A common shares of beneficial interest, $.01 par value
Trading Symbol	AMH
Security Exchange Name	NYSE
Series G Perpetual Preferred Shares
Document Information
Title of 12(b) Security	Series G perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-G
Security Exchange Name	NYSE
Series H Perpetual Preferred Shares
Document Information
Title of 12(b) Security	Series H perpetual preferred shares of beneficial interest, $.01 par value
Trading Symbol	AMH-H
Security Exchange Name	NYSE
American Homes 4 Rent, L.P.
Document Information
Entity Registrant Name	AMERICAN HOMES 4 RENT, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-221878-02
Entity Tax Identification Number	80-0860173
Entity Central Index Key	0001716558